Expense Example - VIPHealthCarePortfolio-Service2PRO - VIPHealthCarePortfolio-Service2PRO - VIP Health Care Portfolio - VIP Health Care Portfolio - Service Class 2	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 86
3 years	268
5 years	466
10 years	$ 1,037